Cover	Jun. 21, 2023
Statement [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2023
Current Fiscal Year End Date	--07-31
Entity File Number	001-35319
Entity Registrant Name	Steel Connect, Inc.
Entity Central Index Key	0000914712
Entity Tax Identification Number	04-2921333
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	590 Madison Avenue
Entity Address, Address Line Two	32nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	520-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 par value
Statement [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	STCN
Security Exchange Name	NASDAQ
Rights to Purchase Series D Junior Participating Preferred Stock
Statement [Line Items]
Title of 12(b) Security	Rights to Purchase Series D Junior Participating Preferred Stock
Trading Symbol	NONE
Security Exchange Name	NASDAQ